CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Shares Outstanding	Stock Options	Warrants	Contributed Surplus	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2012		$ 3,241,922	$ 148,032	$ 24,858	$ 15,665	$ 7,046	$ (27,311)
Balance (in shares) at Dec. 31, 2012		172,102,870
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan (notes 6 and 7)		9,720	(3,283)
Shares issued under employee stock option plan (notes 6 and 7) (in shares)		212,500
Stock options (notes 6 and 7)			13,688
Shares issued under incentive share purchase plan		5,937
Shares issued under incentive share purchase (in shares)		146,583
Shares issued under dividend reinvestment plan		8,088
Shares issued under dividend reinvestment plan (in shares)		211,831
Net income for the period	23,859					23,859
Dividends declared (nil, and $ 0.08 per share for the Three months ended March 31, 2013, and 2014, respectively)						(62)
Other comprehensive income for the period	10,988						10,988
Restricted share unit plan (note 6)		(15,923)				157
Restricted share unit plan (note 6) (in shares)		(297,677)
Balance at Mar. 31, 2013		3,249,744	158,437	24,858	15,665	31,000	(16,323)
Balance (in shares) at Mar. 31, 2013		172,376,107
Balance at Dec. 31, 2013	2,977,149	3,294,007	174,470		37,254	(513,441)	(15,141)
Balance (in shares) at Dec. 31, 2013		173,953,975
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan (notes 6 and 7)		2,478	(665)
Shares issued under employee stock option plan (notes 6 and 7) (in shares)		78,475
Stock options (notes 6 and 7)			9,373
Shares issued under incentive share purchase plan		3,936
Shares issued under incentive share purchase (in shares)		127,473
Shares issued under dividend reinvestment plan		1,989
Shares issued under dividend reinvestment plan (in shares)		62,826
Net income for the period	108,852					108,852
Dividends declared (nil, and $ 0.08 per share for the Three months ended March 31, 2013, and 2014, respectively)						(13,943)
Other comprehensive income for the period	20,836						20,836
Restricted share unit plan (note 6)		(4,400)
Restricted share unit plan (note 6) (in shares)		(170,808)
Balance at Mar. 31, 2014	$ 3,105,605	$ 3,298,010	$ 183,178		$ 37,254	$ (418,532)	$ 5,695
Balance (in shares) at Mar. 31, 2014		174,051,941